
HARTFORD LIFE  INSURANCE COMPANY                                                                         Neuberger    Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                       & Berman     & Berman
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                                   Hartford      HVA       Advisers     Advisers
JUNE 30, 1998                                                       Hartford      Capital      Money     Management   Management
                                                                      Bond      Appreciation   Market       Trust        Trust
                                                                   Fund, Inc.    Fund, Inc.   Fund, Inc.  Partners     Balanced
                                                                   Portfolio     Portfolio    Portfolio   Portfolio    Portfolio
                                                                   ---------     ----------   ---------   ---------    ---------
Assets:
 Investments
 Hartford Bond Fund, Inc  .
  Shares                                                  10,420
  Cost                                                  $10,571
  Market Value  ....................................               $  11,415             -            -           -            -
 Hartford Capital Appreciation Fund, Inc.
  Shares                                                   2,670
  Cost                                                  $11,757
  Market Value  ....................................                       -    $   13,381            -           -            -
 HVA Money Market Fund, Inc.
  Shares                                                  10,683
  Cost                                                  $10,683
  Market Value  ....................................                       -             -   $   10,683           -            -
 Neuberger & Berman Partners Portfolio
  Shares                                                     684
  Cost                                                  $12,038
  Market Value  ....................................                       -             -            -  $   13,158            -
 Neuberger & Berman Balanced Portfolio
  Shares                                                     774
  Cost                                                  $12,770
  Market Value  ....................................                       -             -            -           -   $   12,475
 Neuberger & Berman Limited Maturity Portfolio
  Shares                                                     813
  Cost                                                  $11,465
  Market Value  ....................................                       -             -            -           -            -
 Fidelity Equity Income Portfolio
  Shares                                                     530
  Cost                                                  $10,771
  Market Value  ....................................                       -             -            -           -            -
 Fidelity High Income Portfolio
  Shares                                                     943
  Cost                                                  $11,314
  Market Value  ....................................                       -             -            -           -            -
 Fidelity Asset Manager Portfolio
  Shares                                                     733
  Cost                                                  $11,465
  Market Value  ....................................                       -             -            -           -            -
 Alger American Small Capitalization Portfolio
  Shares                                                     301
  Cost                                                  $11,975
  Market Value  ....................................                       -             -            -           -            -
 Alger American Growth Portfolio
  Shares                                                     331
  Cost                                                  $12,310
  Market Value  ....................................                       -             -            -           -            -
 J.P. Morgan Bond Portfolio
  Shares                                                     884
  Cost                                                  $10,041
  Market Value  ....................................                       -             -            -           -            -
 J.P. Morgan Equity Portfolio
  Shares                                                     715
  Cost                                                  $10,122
  Market Value  ....................................                       -             -            -           -            -
 J.P. Morgan Small Company Portfolio
  Shares                                                     813
  Cost                                                  $10,567
  Market Value  ....................................                       -             -            -           -            -
 J.P. Morgan International Opportunities Portfolio
  Shares                                                     992
  Cost                                                  $10,181
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley Fixed Income Portfolio
  Shares                                                     954
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley High Yield Portfolio
  Shares                                                     933
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley Equity Growth Portfolio
  Shares                                                     782
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley Value Portfolio
  Shares                                                     875
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley Global Equity Portfolio
  Shares                                                     848
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Morgan  Stanley Emerging Market Equity Portfolio
  Shares                                                    1130
  Cost                                                  $10,000
  Market Value  ....................................                       -             -            -           -            -
 Receivable from Hartford Life Insurance Company....                       -             -            -           -            -
                                                                   -------------------------------------------------------------
Total Assets .......................................                  11,415        13,381       10,683      13,158       12,475
                                                                   -------------------------------------------------------------

Liabilities:
  Payable for fund shares purchased  ...............                       -             -            -           -            -
  Payable to Hartford Life Insurance Company  ......                     100           107           46         115          109
                                                                   -------------------------------------------------------------
  Total Liabilities  ...............................                     100           107           46         115          109
                                                                   -------------------------------------------------------------

  Net Assets  ......................................               $  11,315    $   13,274   $   10,637  $   13,043   $   12,366
                                                                   -------------------------------------------------------------
                                                                   -------------------------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants  ......................                       -            16            -           -            -
 Unit Price ........................................                       -    $  13.0594            -           -            -

 Units Owned by Hartford Life Insurance Company.....                   1,000         1,000        1,000       1,000        1,000
 Unit Price  .......................................               $ 11.3152    $  13.0594   $  10.6371  $  13.0429   $  12.3655


                                                                    Neuberger
HARTFORD LIFE  INSURANCE COMPANY                                     & Berman
ICMG SECULAR TRUST SEPARATE ACCOUNT                                  Advisers     Fidelity    Fidelity     Fidelity     Alger
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                     Management      VIPF        VIPF       VIPF II     American
JUNE 30, 1998                                                      Trust Limited   Equity-      High        Asset       Small
                                                                   Maturity Bond   Income      Income      Manager  Capitalization
                                                                     Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                                                     ---------    ---------   ---------   ---------   ---------
Assets:
 Investments
 Hartford Bond Fund, Inc.
  Shares                                                  10,420
  Cost                                                  $10,571
  Market Value  ....................................                       -              -          -            -             -
 Hartford Capital Appreciation Fund, Inc.
  Shares                                                   2,670
  Cost                                                  $11,757
  Market Value  ....................................                       -              -           -           -             -
 HVA Money Market Fund, Inc.
  Shares                                                  10,683
  Cost                                                  $10,683
  Market Value  ....................................                       -              -           -           -             -
 Neuberger & Berman Partners Portfolio
  Shares                                                     684
  Cost                                                  $12,038
  Market Value  ....................................                       -              -           -           -             -
 Neuberger & Berman Balanced Portfolio
  Shares                                                     774
  Cost                                                  $12,770
  Market Value  ....................................                       -              -           -           -             -
 Neuberger & Berman Limited Maturity Portfolio
  Shares                                                     813
  Cost                                                  $11,465
  Market Value  ....................................               $  11,035              -           -           -             -
 Fidelity Equity Income Portfolio
  Shares                                                     530
  Cost                                                  $10,771
  Market Value  ....................................                       -     $   13,352           -           -             -
 Fidelity High Income Portfolio
  Shares                                                     943
  Cost                                                  $11,314
  Market Value  ....................................                       -              -   $  11,909           -             -
 Fidelity Asset Manager Portfolio
  Shares                                                     733
  Cost                                                  $11,465
  Market Value  ....................................                       -              -           -   $  12,649             -
 Alger American Small Capitalization Portfolio
  Shares                                                     301
  Cost                                                  $11,975
  Market Value  ....................................                       -              -           -           -    $   12,969
 Alger American Growth Portfolio
  Shares                                                     331
  Cost                                                  $12,310
  Market Value  ....................................                       -              -           -           -             -
 J.P. Morgan Bond Portfolio
  Shares                                                     884
  Cost                                                  $10,041
  Market Value  ....................................                       -              -           -           -             -
 J.P. Morgan Equity Portfolio
  Shares                                                     715
  Cost                                                  $10,122
  Market Value  ....................................                       -              -           -           -             -
 J.P. Morgan Small Company Portfolio
  Shares                                                     813
  Cost                                                  $10,567
  Market Value  ....................................                       -              -           -           -             -
 J.P. Morgan International Opportunities Portfolio
  Shares                                                     992
  Cost                                                  $10,181
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley Fixed Income Portfolio
  Shares                                                     954
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley High Yield Portfolio
  Shares                                                     933
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley Equity Growth Portfolio
  Shares                                                     782
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley Value Portfolio
  Shares                                                     875
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley Global Equity Portfolio
  Shares                                                     848
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Morgan  Stanley Emerging Market Equity Portfolio
  Shares                                                    1130
  Cost                                                  $10,000
  Market Value  ....................................                       -              -           -           -             -
 Receivable from Hartford Life Insurance Company ...                       -              -           -           -             -
                                                                   --------------------------------------------------------------
Total Assets .......................................                  11,035         13,352      11,909      12,649        12,969
                                                                   --------------------------------------------------------------

Liabilities:
  Payable for fund shares purchased  ...............                       -              -           -           -             -
  Payable to Hartford Life Insurance Company  ......                      95            117         104         110           114
                                                                   --------------------------------------------------------------
  Total Liabilities ................................                      95            117         104         110           114
                                                                   --------------------------------------------------------------

  Net Assets .......................................               $  10,940     $   13,235   $  11,805   $  12,539    $   12,855
                                                                   --------------------------------------------------------------
                                                                   --------------------------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants .......................                      20              -           -           -             -
 Unit Price ........................................               $ 10.7233              -           -           -             -

 Units Owned by Hartford Life Insurance Company ....                   1,000          1,000       1,000       1,000         1,000
 Unit Price ........................................               $ 10.7233     $  13.2347   $ 11.8051   $ 12.5386    $  12.8552


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                                                            J.P.           J.P.
JUNE 30, 1998                                                       Alger         J.P.         J.P.       Morgan         Morgan
                                                                   American      Morgan       Morgan       Small      International
                                                                    Growth        Bond        Equity      Company     Opportunities
                                                                   Portfolio    Portfolio    Portfolio   Portfolio      Portfolio
                                                                   ---------    ---------    ---------   ---------      ---------
Assets:
 Investments
 Hartford Bond Fund, Inc.
  Shares                                                  10,420
  Cost                                                  $10,571
  Market Value  ....................................                       -            -            -           -              -
 Hartford Capital Appreciation Fund, Inc.
  Shares                                                   2,670
  Cost                                                  $11,757
  Market Value  ....................................                       -            -            -           -              -
 HVA Money Market Fund, Inc.
  Shares                                                  10,683
  Cost                                                  $10,683
  Market Value  ....................................                       -            -            -           -              -
 Neuberger & Berman Partners Portfolio
  Shares                                                     684
  Cost                                                  $12,038
  Market Value  ....................................                       -            -            -           -              -
 Neuberger & Berman Balanced Portfolio
  Shares                                                     774
  Cost                                                  $12,770
  Market Value  ....................................                       -            -            -           -              -
 Neuberger & Berman Limited Maturity Portfolio
  Shares                                                     813
  Cost                                                  $11,465
  Market Value  ....................................                       -            -            -           -              -
 Fidelity Equity Income Portfolio
  Shares                                                     530
  Cost                                                  $10,771
  Market Value  ....................................                       -            -            -           -              -
 Fidelity High Income Portfolio
  Shares                                                     943
  Cost                                                  $11,314
  Market Value  ....................................                       -            -            -           -              -
 Fidelity Asset Manager Portfolio
  Shares                                                     733
  Cost                                                  $11,465
  Market Value  ....................................                       -            -            -           -              -
 Alger American Small Capitalization Portfolio
  Shares                                                     301
  Cost                                                  $11,975
  Market Value......................................                       -            -            -           -              -
 Alger American Growth Portfolio
  Shares                                                     331
  Cost                                                  $12,310
  Market Value  ....................................               $  15,116            -            -           -              -
 J.P. Morgan Bond Portfolio
  Shares                                                     884
  Cost                                                  $10,041
  Market Value  ....................................                       -    $  10,332            -           -              -
 J.P. Morgan Equity Portfolio
  Shares                                                     715
  Cost                                                  $10,122
  Market Value  ....................................                       -            -    $  11,629           -              -
 J.P. Morgan Small Company Portfolio
  Shares                                                     813
  Cost                                                  $10,567
  Market Value  ....................................                       -            -            -   $  10,985              -
 J.P. Morgan International Opportunities Portfolio
  Shares                                                     992
  Cost                                                  $10,181
  Market Value  ....................................                       -            -            -           -     $   10,836
 Morgan  Stanley Fixed Income Portfolio
  Shares                                                     954
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Morgan  Stanley High Yield Portfolio
  Shares                                                     933
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Morgan  Stanley Equity Growth Portfolio
  Shares                                                     782
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Morgan  Stanley Value Portfolio
  Shares                                                     875
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Morgan  Stanley Global Equity Portfolio
  Shares                                                     848
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Morgan  Stanley Emerging Market Equity Portfolio
  Shares                                                    1130
  Cost                                                  $10,000
  Market Value  ....................................                       -            -            -           -              -
 Receivable from Hartford Life Insurance Company ...                       -            -            -           -              -
                                                                   --------------------------------------------------------------
Total Assets .......................................                  15,116       10,332       11,629      10,985         10,836
                                                                   --------------------------------------------------------------

Liabilities:
 Payable for fund shares purchased .................                       -            -            -           -              -
 Payable to Hartford Life Insurance Company ........                     132           35           30          27             27
                                                                   --------------------------------------------------------------
 Total Liabilities .................................                     132           35           30          27             27
                                                                  --------------------------------------------------------------

 Net Assets ........................................               $  14,984    $  10,297    $  11,599   $  10,958     $   10,809
                                                                   --------------------------------------------------------------
                                                                   --------------------------------------------------------------
Variable Annuities Policies:
 Units Owned by Participants .......................                       -            -            -           -              -
 Unit Price ........................................                       -            -            -           -              -

 Units Owned by Hartford Life Insurance Company ....                   1,000        1,000        1,000       1,000          1,000
 Unit Price ........................................               $ 14.9838    $ 10.2969    $ 11.5997   $ 10.9577     $  10.8088


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                    Morgan        Morgan          Morgan
JUNE 30, 1998                                                     Stanley       Stanley         Stanley
                                                                   Fixed          High           Equity
                                                                   Income         Yield          Growth
                                                                  Portfolio     Portfolio       Portfolio
                                                                  ---------     ---------       ---------
Assets:
 Investments
 Hartford Bond Fund, Inc.
  Shares                                                  10,420
  Cost                                                  $10,571
  Market Value  ....................................                      -             -               -
 Hartford Capital Appreciation Fund, Inc.
  Shares                                                   2,670
  Cost                                                  $11,757
  Market Value  ....................................                      -             -               -
 HVA Money Market Fund, Inc.
  Shares                                                  10,683
  Cost                                                  $10,683
  Market Value  ....................................                      -             -               -
 Neuberger & Berman Partners Portfolio
  Shares                                                     684
  Cost                                                  $12,038
  Market Value  ....................................                      -             -               -
 Neuberger & Berman Balanced Portfolio
  Shares                                                     774
  Cost                                                  $12,770
  Market Value  ....................................                      -             -               -
 Neuberger & Berman Limited Maturity Portfolio
  Shares                                                     813
  Cost                                                  $11,465
  Market Value  ....................................                      -             -               -
 Fidelity Equity Income Portfolio
  Shares                                                     530
  Cost                                                  $10,771
  Market Value  ....................................                      -             -               -
 Fidelity High Income Portfolio
  Shares                                                     943
  Cost                                                  $11,314
  Market Value  ....................................                      -             -               -
 Fidelity Asset Manager Portfolio
  Shares                                                     733
  Cost                                                  $11,465
  Market Value  ....................................                      -             -               -
 Alger American Small Capitalization Portfolio
  Shares                                                     301
  Cost                                                  $11,975
  Market Value  ....................................                      -             -               -
 Alger American Growth Portfolio
  Shares                                                     331
  Cost                                                  $12,310
  Market Value  ....................................                      -             -               -
 J.P. Morgan Bond Portfolio
  Shares                                                     884
  Cost                                                  $10,041
  Market Value  ....................................                      -             -               -
 J.P. Morgan Equity Portfolio
  Shares                                                     715
  Cost                                                  $10,122
  Market Value  ....................................                      -             -               -
 J.P. Morgan Small Company Portfolio
  Shares                                                     813
  Cost                                                  $10,567
  Market Value  ....................................                      -             -               -
 J.P. Morgan International Opportunities Portfolio
  Shares                                                     992
  Cost                                                  $10,181
  Market Value  ....................................                      -             -               -
 Morgan  Stanley Fixed Income Portfolio
  Shares                                                     954
  Cost                                                  $10,000
  Market Value  ....................................              $  10,286             -               -
 Morgan  Stanley High Yield Portfolio
  Shares                                                     933
  Cost                                                  $10,000
  Market Value  ....................................                      -     $  10,271               -
 Morgan  Stanley Equity Growth Portfolio
  Shares                                                     782
  Cost                                                  $10,000
  Market Value  ....................................                      -             -       $  11,525
 Morgan  Stanley Value Portfolio
  Shares                                                     875
  Cost                                                  $10,000
  Market Value  ....................................                      -             -               -
 Morgan  Stanley Global Equity Portfolio
  Shares                                                     848
  Cost                                                  $10,000
  Market Value  ....................................                      -             -               -
 Morgan  Stanley Emerging Market Equity Portfolio
  Shares                                                    1130
  Cost                                                  $10,000
  Market Value  ....................................                      -             -               -
 Receivable from Hartford Life Insurance Company ...                      -             -               -
                                                                  --------------------------------------------
Total Assets .......................................                 10,286        10,271          11,525
                                                                  --------------------------------------------

Liabilities:
  Payable for fund shares purchased  ...............                      -             -              -
  Payable to Hartford Life Insurance Company  ......                     26            26             29
                                                                  --------------------------------------------
  Total Liabilities ................................                     26            26             29
                                                                  --------------------------------------------
  Net Assets .......................................              $  10,260     $  10,245       $  11,496
                                                                  --------------------------------------------
                                                                  --------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants  ......................                      -             -               -
 Unit Price ........................................                      -             -               -

 Units Owned by Hartford Life Insurance Company  ...                  1,000         1,000           1,000
 Unit Price ........................................              $ 10.2594     $ 10.2437       $ 11.4945


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                               Morgan
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                                  Morgan           Stanley
JUNE 30, 1998                                                      Morgan        Stanley          Emerging
                                                                   Stanley       Global            Market
                                                                    Value        Equity            Equity
                                                                  Portfolio     Portfolio        Portfolio
                                                                  ---------     ---------        ---------
Assets:
 Investments
 Hartford Bond Fund, Inc.
  Shares                                                  10,420
  Cost                                                  $10,571
  Market Value  ....................................                      -             -                -
 Hartford Capital Appreciation Fund, Inc.
  Shares                                                   2,670
  Cost                                                  $11,757
  Market Value  ....................................                      -             -                -
 HVA Money Market Fund, Inc.
  Shares                                                  10,683
  Cost                                                  $10,683
  Market Value  ....................................                      -             -

 Neuberger & Berman Partners Portfolio
  Shares                                                     684
  Cost                                                  $12,038
  Market Value  ....................................                      -             -                -
 Neuberger & Berman Balanced Portfolio
  Shares                                                     774
  Cost                                                  $12,770
  Market Value  ....................................                      -             -                -
 Neuberger & Berman Limited Maturity Portfolio
  Shares                                                     813
  Cost                                                  $11,465
  Market Value  ....................................                      -             -                -
 Fidelity Equity Income Portfolio
  Shares                                                     530
  Cost                                                  $10,771
  Market Value  ....................................                      -             -                -
 Fidelity High Income Portfolio
  Shares                                                     943
  Cost                                                  $11,314
  Market Value  ....................................                      -             -                -
 Fidelity Asset Manager Portfolio
  Shares                                                     733
  Cost                                                  $11,465
  Market Value  ....................................                      -             -                -
 Alger American Small Capitalization Portfolio
  Shares                                                     301
  Cost                                                  $11,975
  Market Value  ....................................                      -             -                -
 Alger American Growth Portfolio
  Shares                                                     331
  Cost                                                  $12,310
  Market Value  ....................................                      -             -                -
 J.P. Morgan Bond Portfolio
  Shares                                                     884
  Cost                                                  $10,041
  Market Value  ....................................                      -             -                -
 J.P. Morgan Equity Portfolio
  Shares                                                     715
  Cost                                                  $10,122
  Market Value  ....................................                      -             -                -
 J.P. Morgan Small Company Portfolio
  Shares                                                     813
  Cost                                                  $10,567
  Market Value  ....................................                      -             -                -
 J.P. Morgan International Opportunities Portfolio
  Shares                                                     992
  Cost                                                  $10,181
  Market Value  ....................................                      -             -                -
 Morgan  Stanley Fixed Income Portfolio
  Shares                                                     954
  Cost                                                  $10,000
  Market Value  ....................................                      -             -                -
 Morgan  Stanley High Yield Portfolio
  Shares                                                     933
  Cost                                                  $10,000
  Market Value  ....................................                      -             -                -
 Morgan  Stanley Equity Growth Portfolio
  Shares                                                     782
  Cost                                                  $10,000
  Market Value  ....................................                      -             -                -
 Morgan  Stanley Value Portfolio
  Shares                                                     875
  Cost                                                  $10,000
  Market Value  ....................................              $  10,875             -                -
 Morgan  Stanley Global Equity Portfolio
  Shares                                                     848
  Cost                                                  $10,000
  Market Value  ....................................                      -     $  11,170                -
 Morgan  Stanley Emerging Market Equity Portfolio
  Shares                                                    1130
  Cost                                                  $10,000
  Market Value  ....................................                      -             -        $    9,017
 Receivable from Hartford Life Insurance Company ...                      -              -                -
                                                                   ----------------------------------------
Total Assets .......................................                 10,875        11,170            9,017
                                                                  ----------------------------------------

Liabilities:
  Payable for fund shares purchased  ...............                      -             -
  Payable to Hartford Life Insurance Company  ......                     28            29               24
                                                                  ----------------------------------------
  Total Liabilities ................................                     28            29               24
                                                                  ----------------------------------------
                                                                  $  10,847     $  11,141        $   8,993
  Net Assets .......................................              ----------------------------------------
                                                                  ----------------------------------------

Variable Annuities Policies:

 Units Owned by Participants  ......................                      -             -                -
 Unit Price ........................................                      -             -                -

 Units Owned by Hartford Life Insurance Company  ...                  1,000         1,000            1,000
 Unit Price ........................................              $ 10.8465     $ 11.1413        $  8.9933


The accompanying notes are an integral part of this financial statement.

                                                                                       Hartford          HVA
                                                                        Hartford        Capital         Money
                                                                          Bond        Appreciation      Market
                                                                        Fund, Inc.      Fund, Inc.     Fund, Inc.
                                                                        Portfolio       Portfolio      Portfolio
                                                                        ---------       ---------      ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares                                                 884
     Cost                                               $10,041
     Market Value  .................................                    -               -              -
 J.P. Morgan Equity Portfolio
     Shares                                                 715
     Cost                                               $10,122
     Market Value  .................................                    -               -              -
 J.P. Morgan Small Company Portfolio
     Shares                                                 813
     Cost                                               $10,567
     Market Value  .................................                    -               -              -
 J.P. Morgan International Opportunities Portfolio
     Shares                                                 992
     Cost                                               $10,181
     Market Value  .................................                    -               -              -
 Morgan Stanley Fixed Income Portfolio
     Shares                                                 954
     Cost                                               $10,000
     Market Value  .................................                     -               -              -
 Morgan Stanley High Yield Portfolio
     Shares                                                 933
     Cost                                               $10,000
     Market Value  .................................                    -               -              -
 Morgan Stanley Equity Growth Portfolio
     Shares                                                 782
     Cost                                               $10,000
     Market Value  .................................                    -               -              -
 Morgan Stanley Value Portfolio
     Shares                                                 875
     Cost                                               $10,000
     Market Value  .................................                    -               -              -
 Morgan Stanley Global Equity Portfolio
     Shares                                                 848
     Cost                                               $10,000
     Market Value  .................................                    -               -              -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares                                                1130
     Cost                                               $10,000
     Market Value  .................................                    -               -              -

 Receivable from Hartford Life Insurance Company....                    -               -              -
                                                                      -------------------------------------------
Total Assets .......................................               11,415          13,381         10,683
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased.................                    -               -              -
  Payable to Hartford Life Insurance Company........                  100             107             46
                                                                      -------------------------------------------
  Total Liabilities ................................                  100             107             46
                                                                      -------------------------------------------
  Net Assets .......................................            $  11,315      $   13,274      $  10,637
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants........................                    -              16              -
 Unit Price ........................................                    -      $  13.0594              -

 Units Owned by Hartford Life Insurance Company.....                1,000           1,000          1,000
 Unit Price ........................................            $ 11.3152      $  13.0594      $ 10.6371


HARTFORD LIFE INSURANCE COMPANY                                         Neuberger       Neuberger       Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                      & Berman        & Berman        & Berman
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                          Advisers        Advisers        Advisers
JUNE 30, 1998                                                           Management      Management      Management
                                                                          Trust           Trust        Trust Limited
                                                                         Partners        Balanced      Maturity Bond
                                                                        Portfolio       Portfolio        Portfolio
                                                                        ---------       ---------        ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares                                                 884
     Cost                                               $10,041
     Market Value  ...................................                          -               -              -
 J.P. Morgan Equity Portfolio
     Shares                                                 715
     Cost                                               $10,122
     Market Value  ...................................                          -               -              -
 J.P. Morgan Small Company Portfolio
     Shares                                                 813
     Cost                                               $10,567
     Market Value  ...................................                          -               -              -
 J.P. Morgan International Opportunities Portfolio
     Shares                                                 992
     Cost                                               $10,181
     Market Value  ...................................                          -               -              -
 Morgan Stanley Fixed Income Portfolio
     Shares                                                 954
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -
 Morgan Stanley High Yield Portfolio
     Shares                                                 933
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -
 Morgan Stanley Equity Growth Portfolio
     Shares                                                 782
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -
 Morgan Stanley Value Portfolio
     Shares                                                 875
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -
 Morgan Stanley Global Equity Portfolio
     Shares                                                 848
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares                                                1130
     Cost                                               $10,000
     Market Value  ...................................                          -               -              -

 Receivable from Hartford Life Insurance Company......                          -               -              -
                                                                      -------------------------------------------
Total Assets .........................................                     13,158          12,475         11,035
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased...................                          -               -              -
  Payable to Hartford Life Insurance Company..........                        115             109             95
                                                                      -------------------------------------------
  Total Liabilities ..................................                        115             109             95
                                                                      -------------------------------------------
  Net Assets .........................................                  $  13,043      $   12,366      $  10,840
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -               -             20
 Unit Price ..........................................                          -               -      $ 10.7233

 Units Owned by Hartford Life Insurance Company.......                      1,000           1,000          1,000
 Unit Price ..........................................                  $ 13.0429      $  12.3655      $ 10.7233


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                         Fidelity       Fidelity        Fidelity
JUNE 30, 1998                                                             VIPF           VIPF           VIPF II
                                                                         Equity-         High            Asset
                                                                         Income         Income          Manager
                                                                        Portfolio      Portfolio       Portfolio
                                                                        ---------      ---------       ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares                                                 884
     Cost                                               $10,041
     Market Value  ...................................                          -              -               -
 J.P. Morgan Equity Portfolio
     Shares                                                 715
     Cost                                               $10,122
     Market Value  ...................................                          -              -               -
 J.P. Morgan Small Company Portfolio
     Shares                                                 813
     Cost                                               $10,567
     Market Value  ...................................                          -              -               -
 J.P. Morgan International Opportunities Portfolio
     Shares                                                 992
     Cost                                               $10,181
     Market Value  ...................................                          -              -               -
 Morgan Stanley Fixed Income Portfolio
     Shares                                                 954
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -
 Morgan Stanley High Yield Portfolio
     Shares                                                 933
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -
 Morgan Stanley Equity Growth Portfolio
     Shares                                                 782
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -
 Morgan Stanley Value Portfolio
     Shares                                                 875
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -
 Morgan Stanley Global Equity Portfolio
     Shares                                                 848
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares                                                1130
     Cost                                               $10,000
     Market Value  ...................................                          -              -               -

   Receivable from Hartford Life Insurance Company....                          -              -               -
                                                                      -------------------------------------------
Total Assets .........................................                     13,352         11,909          12,649
                                                                      -------------------------------------------


Liabilities:
  Payable for fund shares purchased...................                          -              -               -
  Payable to Hartford Life Insurance Company..........                        117            104             110
                                                                      -------------------------------------------
  Total Liabilities ..................................                        117            104             110
                                                                      -------------------------------------------

  Net Assets .........................................                  $  13,235      $  11,805       $  12,539
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -              -               -
 Unit Price ..........................................                          -              -               -

 Units Owned by Hartford Life Insurance Company.......                      1,000          1,000           1,000
 Unit Price ..........................................                  $ 13.2347      $ 11.8051       $ 12.5386


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                          Alger
JUNE 30, 1998                                                           American        Alger            J.P.
                                                                          Small        American         Morgan
                                                                     Capitalization     Growth           Bond
                                                                        Portfolio      Portfolio       Portfolio
                                                                        ---------      ---------       ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -       $  10,332
 J.P. Morgan Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Small Company Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan International Opportunities Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Fixed Income Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley High Yield Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Equity Growth Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Value Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Global Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -

   Receivable from Hartford Life Insurance Company....                          -              -               -
                                                                      -------------------------------------------
Total Assets .........................................                     12,969         15,116          10,332
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased...................                          -              -               -
  Payable to Hartford Life Insurance Company..........                        114            132              35
                                                                      -------------------------------------------
  Total Liabilities ..................................                        114            132              35
                                                                      -------------------------------------------

  Net Assets .........................................                  $  12,855      $  14,984       $  10,297
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -              -               -
 Unit Price ..........................................                          -              -               -

 Units Owned by Hartford Life Insurance Company.......                      1,000          1,000           1,000
 Unit Price ..........................................                 $  12.8552     $  14.9838      $  10.2969


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                                          J.P.            J.P.
JUNE 30, 1998                                                             J.P.          Morgan          Morgan
                                                                         Morgan         Small        International
                                                                         Equity         Company      Opportunities
                                                                        Portfolio      Portfolio       Portfolio
                                                                        ---------      ---------       ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                 $   11,629              -               -
 J.P. Morgan Small Company Portfolio
     Shares
     Cost
     Market Value  ...................................                          -     $   10,985               -
 J.P. Morgan International Opportunities Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -     $    10,836
 Morgan Stanley Fixed Income Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley High Yield Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Equity Growth Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Value Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Global Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -

   Receivable from Hartford Life Insurance Company....                          -              -               -
                                                                      -------------------------------------------
Total Assets .........................................                     11,629         10,985          10,836
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased...................                          -              -               -
  Payable to Hartford Life Insurance Company..........                         30             27              27
                                                                      -------------------------------------------
  Total Liabilities ..................................                         30             27              27
                                                                      -------------------------------------------

  Net Assets .........................................                 $   11,599     $   10,958     $    10,809
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -              -               -
 Unit Price ..........................................                          -              -               -

 Units Owned by Hartford Life Insurance Company.......                      1,000          1,000           1,000
 Unit Price ..........................................                 $  11.5997     $  10.9577     $   10.8088


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                           Morgan        Morgan          Morgan
JUNE 30, 1998                                                            Stanley        Stanley         Stanley
                                                                          Fixed          High           Equity
                                                                         Income          Yield          Growth
                                                                        Portfolio      Portfolio       Portfolio
                                                                        ---------      ---------       ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Small Company Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan International Opportunities Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Fixed Income Portfolio
     Shares
     Cost
     Market Value  ...................................                  $  10,286              -               -
 Morgan Stanley High Yield Portfolio
     Shares
     Cost
     Market Value  ...................................                          -      $  10,271               -
 Morgan Stanley Equity Growth Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -       $  11,525
 Morgan Stanley Value Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Global Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -

   Receivable from Hartford Life Insurance Company....                          -              -               -
                                                                      -------------------------------------------
Total Assets .........................................                     10,286         10,271          11,525
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased...................                          -              -               -
  Payable to Hartford Life Insurance Company..........                         26             26              29
                                                                      -------------------------------------------
  Total Liabilities ..................................                         26             26              29
                                                                      -------------------------------------------

  Net Assets .........................................                  $  10,260      $  10,245       $  11,496
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -              -               -
 Unit Price ..........................................                          -              -               -

 Units Owned by Hartford Life Insurance Company.......                      1,000          1,000           1,000
 Unit Price ..........................................                  $ 10.2594      $ 10.2437       $ 11.4945


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                     Morgan
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED                                         Morgan          Stanley
JUNE 30, 1998                                                            Morgan         Stanley        Emerging
                                                                         Stanley        Global          Market
                                                                          Value         Equity          Equity
                                                                        Portfolio      Portfolio       Portfolio
                                                                        ---------      ---------       ---------
Assets:
 Investments
 J.P. Morgan Bond Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan Small Company Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 J.P. Morgan International Opportunities Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Fixed Income Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley High Yield Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Equity Growth Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -               -
 Morgan Stanley Value Portfolio
     Shares
     Cost
     Market Value  ...................................                  $  10,875              -               -
 Morgan Stanley Global Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -      $  11,170               -
 Morgan Stanley Emerging Market Equity Portfolio
     Shares
     Cost
     Market Value  ...................................                          -              -       $   9,017

   Receivable from Hartford Life Insurance Company....                          -              -               -
                                                                      -------------------------------------------
Total Assets .........................................                     10,875         11,170           9,017
                                                                      -------------------------------------------

Liabilities:
  Payable for fund shares purchased...................                          -              -               -
  Payable to Hartford Life Insurance Company..........                         28             29              24
                                                                      -------------------------------------------
  Total Liabilities ..................................                         28             29              24
                                                                      -------------------------------------------
  Net Assets .........................................                  $  10,847      $  11,141       $   8,993
                                                                      -------------------------------------------
                                                                      -------------------------------------------
Variable Annuities Policies:

 Units Owned by Participants..........................                          -              -               -
 Unit Price ..........................................                          -              -               -

 Units Owned by Hartford Life Insurance Company.......                      1,000          1,000           1,000
 Unit Price ..........................................                  $ 10.8465      $ 11.1413       $  8.9933



HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF OPERATIONS  - UNAUDITED                                                                        Hartford        HVA
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                        Hartford      Capital        Money
                                                                                                Bond      Appreciation     Market
                                                                                             Fund, Inc.    Fund, Inc.    Fund, Inc.
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                              $28      $   774     $      229

Expenses:
  Mortality and expense undertakings..................................                              (35)         (35)           (33)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                               (7)         739            196

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -
  Net unrealized appreciation (depreciation) of
      investments during the period...................................                              449          627              -
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                              449          627              -
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                              442        1,366            196
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY                                                             Neuberger    Neuberger     Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                           & Berman     & Berman      & Berman
STATEMENT OF OPERATIONS  - UNAUDITED                                                          Advisers      Advisers      Advisers
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                       Management    Management    Management
                                                                                               Trust         Trust     Trust Limited
                                                                                              Partners      Balanced   Maturity Bond
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                        $   1,567       $2,135     $      665

Expenses:
  Mortality and expense undertakings..................................                              (41)         (37)           (33)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                            1,526        2,098            632

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -
  Net unrealized appreciation (depreciation) of
      investments during the period...................................                             (827)        (939)          (399)
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                             (827)        (939)          (399)
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                              699        1,159            233
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF OPERATIONS  - UNAUDITED                                                          Fidelity      Fidelity      Fidelity
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                          VIPF          VIPF        VIPF II
                                                                                              Equity-         High         Asset
                                                                                               Income        Income       Manager
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                       $      771       $1,314      $   1,465

Expenses:
  Mortality and expense undertakings..................................                              (40)         (37)           (38)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                              731        1,277          1,427

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -

  Net unrealized appreciation (depreciation) of
      investments during the period...................................                              500         (768)          (391)
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                              500         (768)          (391)
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                            1,231          509          1,036
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF OPERATIONS  - UNAUDITED                                                           Alger
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                       American        Alger          J.P.
                                                                                               Small        American       Morgan
                                                                                          Capitalization     Growth         Bond
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                        $   1,584       $2,212            $40

Expenses:
  Mortality and expense undertakings..................................                              (38)         (42)           (27)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                            1,546        2,170             13

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -
  Net unrealized appreciation (depreciation) of
      investments during the period...................................                              (60)       1,005            291
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                              (60)       1,005            291
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                            1,486        3,175            304
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF OPERATIONS  - UNAUDITED                                                                         J.P.          J.P.
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                         J.P.         Morgan        Morgan
                                                                                               Morgan        Small     International
                                                                                               Equity       Company    Opportunities
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                       $      122      $   567     $      181

Expenses:
  Mortality and expense undertakings..................................                              (30)         (30)           (29)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                               92          537            152

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -

  Net unrealized appreciation (depreciation) of
      investments during the period...................................                            1,507          418            655
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                            1,507          418            655
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                            1,599          955            807
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF OPERATIONS  - UNAUDITED                                                           Morgan        Morgan        Morgan
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                        Stanley       Stanley       Stanley
                                                                                               Fixed          High        Equity
                                                                                               Income        Yield         Growth
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                            $   -    $       -          $   -

Expenses:
  Mortality and expense undertakings..................................                              (26)         (26)           (29)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                              (26)         (26)           (29)

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -
  Net unrealized appreciation (depreciation) of
      investments during the period...................................                              286          271          1,525
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                              286          271          1,525
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                              260          245          1,496
                                                                                             ---------------------------------------


HARTFORD LIFE  INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                                        Morgan
STATEMENT OF OPERATIONS  - UNAUDITED                                                                         Morgan       Stanley
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                                         Morgan       Stanley       Emerging
                                                                                              Stanley        Global        Market
                                                                                               Value         Equtiy        Equity
                                                                                             Portfolio     Portfolio     Portfolio
                                                                                             ---------     ---------     ---------
Investment Income:
  Dividends...........................................................                            $   -    $       -          $   -

Expenses:
  Mortality and expense undertakings..................................                              (28)         (29)           (27)
                                                                                             ---------------------------------------

    Net investment income(loss).......................................                              (28)         (29)           (27)

Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on security transactions...................                                -            -              -
  Net unrealized appreciation (depreciation) of
      investments during the period...................................                              875        1,170           (983)
                                                                                             ---------------------------------------
    Net gains (losses) on investments.................................                              875        1,170           (983)
                                                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from operations...                              847        1,141         (1,010)
                                                                                             ---------------------------------------


The accompanying notes are an integral part of this financial statement.

HARTFORD LIFE INSURANCE COMPANY                                                                                          Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                                                       & Berman
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                               Hartford         HVA         Advisers
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                          Hartford     Capital         Money       Management
                                                                                  Bond     Appreciation      Market        Trust
                                                                               Fund, Inc.   Fund, Inc.     Fund, Inc.     Partners
                                                                               Portfolio     Portfolio     Portfolio     Portfolio
Operations:                                                                    ---------     ---------     ---------     ---------
  Net investment income(loss) ...............................................  $      (7)    $     739     $     196     $   1,526
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................        449           627             -          (827)

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations .........        442         1,366           196           699
                                                                               ---------------------------------------------------
Unit transactions:
    Premiums ................................................................          -           216             -             -
    Administrative fee.......................................................          -             -             -             -
    Cost of insurance........................................................          -             -             -             -
    Other Activity...........................................................        (13)          (25)           43            (4)

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions...        (13)          191            43            (4)
                                                                               ---------------------------------------------------

    Total increase (decrease) in net assets .................................        429         1,557           239           695
Net Assets:
    Beginning of Period......................................................     10,886        11,717        10,398        12,348
                                                                               ---------------------------------------------------
    End of Period............................................................  $  11,315     $  13,274     $  10,637     $  13,043
                                                                               ---------------------------------------------------
                                                                               ---------------------------------------------------


HARTFORD LIFE INSURANCE COMPANY                                                Neuberger     Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                             & Berman     & Berman
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                  Advisers     Advisers       Fidelity      Fidelity
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                         Management   Management        VIPF          VIPF
                                                                                 Trust     Trust Limited    Equity-         High
                                                                                Balanced   Maturity Bond     Income        Income
                                                                               Portfolio     Portfolio     Portfolio     Portfolio
Operations:                                                                    ---------     ---------     ---------     ---------
  Net investment income(loss) ...............................................  $   2,098     $     632     $     731     $   1,277
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................       (939)         (399)          500          (768)

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations .........      1,159           233         1,231           509
                                                                               ---------------------------------------------------
Unit transactions:
    Premiums ................................................................          -           216             -             -
    Administrative fee.......................................................          -             -             -             -
    Cost of insurance........................................................          -             -             -             -
    Other Activity...........................................................        (10)           (4)           (9)           (5)

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions...        (10)          212            (9)           (5)
                                                                               ---------------------------------------------------

    Total increase (decrease) in net assets .................................      1,149           445         1,222           504
Net Assets:
    Beginning of Period......................................................     11,217        10,495        12,013        11,301
                                                                               ---------------------------------------------------
    End of Period............................................................  $  12,366     $  10,940     $  13,235     $  11,805
                                                                               ---------------------------------------------------
                                                                               ---------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                  Fidelity       Alger
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                          VIPF II      American        Alger         J.P.
                                                                                 Asset         Small        American       Morgan
                                                                                Manager   Capitalization     Growth         Bond
                                                                               Portfolio     Portfolio     Portfolio     Portfolio
Operations:                                                                    ---------     ---------     ---------     ---------
  Net investment income(loss) ...............................................  $   1,427     $   1,546     $   2,170     $      13
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................       (391)          (60)        1,005           291

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations .........      1,036         1,486         3,175           304
                                                                               ---------------------------------------------------
Unit transactions:
    Premiums ................................................................          -             -             -        10,000
    Administrative fee.......................................................          -             -             -             -
    Cost of insurance........................................................          -             -             -             -
    Other Activity...........................................................         (7)          (12)          (24)           (7)

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions...         (7)          (12)          (24)        9,993
                                                                               ---------------------------------------------------

    Total increase (decrease) in net assets .................................      1,029         1,474         3,151        10,297
Net Assets:
    Beginning of Period......................................................     11,510        11,381        11,833             -
                                                                               ---------------------------------------------------
    End of Period............................................................  $  12,539     $  12,855     $  14,984     $  10,297
                                                                               ---------------------------------------------------
                                                                               ---------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                                 J.P.          J.P.          Morgan
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                           J.P.         Morgan         Morgan       Stanley
                                                                                 Morgan        Small     International     Fixed
                                                                                 Equity       Company    Opportunities     Income
                                                                               Portfolio     Portfolio     Portfolio     Portfolio
Operations:                                                                    ---------     ---------     ---------     ---------
  Net investment income(loss) ...............................................  $      92     $     537     $     152     $     (26)
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................      1,507           418           655           286

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations .........      1,599           955           807           260
                                                                               ---------------------------------------------------
Unit transactions:
    Premiums ................................................................     10,000        10,000        10,000        10,000
    Administrative fee.......................................................          -             -             -             -
    Cost of insurance........................................................          -             -             -             -
    Other Activity...........................................................          -             3             2             -

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions...     10,000        10,003        10,002        10,000
                                                                               ---------------------------------------------------

    Total increase (decrease) in net assets .................................     11,599        10,958        10,809        10,260
Net Assets:
    Beginning of Period......................................................          -             -             -             -
                                                                               ---------------------------------------------------
    End of Period............................................................  $  11,599     $  10,958     $  10,809     $  10,260
                                                                               ---------------------------------------------------
                                                                               ---------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                   Morgan       Morgan                       Morgan
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                          Stanley       Stanley        Morgan       Stanley
                                                                                  High        Equity        Stanley        Global
                                                                                 Yield        Growth         Value         Equtiy
                                                                               Portfolio     Portfolio     Portfolio     Portfolio
Operations:                                                                    ---------     ---------     ---------     ---------
  Net investment income(loss) ...............................................  $     (26)    $     (29)    $     (28)    $     (29)
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................        271         1,525           875         1,170

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations .........        245         1,496           847         1,141
                                                                               ---------------------------------------------------
Unit transactions:
    Premiums ................................................................     10,000        10,000        10,000        10,000
    Administrative fee.......................................................          -             -             -             -
    Cost of insurance........................................................          -             -             -             -
    Other Activity...........................................................          -             -             -             -

                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions...     10,000        10,000        10,000        10,000
                                                                               ---------------------------------------------------

    Total increase (decrease) in net assets .................................     10,245        11,496        10,847        11,141
Net Assets:
    Beginning of Period......................................................          -             -             -             -
                                                                               ---------------------------------------------------
    End of Period............................................................  $  10,245     $  11,496     $  10,847     $  11,141
                                                                               ---------------------------------------------------
                                                                               ---------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                              Morgan
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED                                  Stanley
FOR THE SIX MONTHS ENDED JUNE 30, 1998                                          Emerging
                                                                                 Market
                                                                                 Equity
                                                                               Portfolio
Operations:                                                                    ---------
  Net investment income(loss) ...............................................  $     (27)
  Net unrealized appreciation (depreciation) of
      investments during the period .........................................       (983)

                                                                               --------------
    Net increase (decrease) in net assets resulting from operations .........     (1,010)
                                                                               --------------
Unit transactions:
    Premiums ................................................................     10,000
    Administrative fee.......................................................          -
    Cost of insurance........................................................          -
    Other Activity...........................................................          3

                                                                               --------------
    Net increase (decrease) in net assets resulting from unit transactions...     10,003
                                                                               --------------

    Total increase (decrease) in net assets .................................      8,993
Net Assets:
    Beginning of Period......................................................          -
                                                                               --------------
    End of Period............................................................  $   8,993
                                                                               --------------
                                                                               --------------


The accompanying notes are an integral part of this financial statement.